Administrative Office: 4333 Edgewood Road NE Cedar Rapids, IA 52499

Securities and Exchange Commission

100 F. Street N.E.

Washington, D.C. 20549-0506

Re:	Retirement Income Builder Variable Annuity Account File No. 811-07689, CIK 0001016809 Rule 30b2-1 Filing

Commissioners:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Retirement Builder Variable Annuity Account, a unit investment trust registered under the Act, recently mailed to its contract owners the Semi Annual report of the underlying funds of the following underlying management investment companies:

•	Transamerica Series Trust filed its Semi Annual report with the Commission via EDGAR (CIK: 0000778207)
•	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) filed its Semi Annual report with the Commission via EDGAR (CIK: 0000896435)
•	AllianceBernstein Variable Products Series Fund, Inc. filed its Semi Annual report with the Commission via EDGAR (CIK: 0000825316)
•	Federated Insurance Series filed its Semi Annual report with the Commission via EDGAR (CIK: 0000912577)
•	Franklin Templeton Variable Insurance Products Trust filed its Semi Annual report with the Commission via EDGAR (CIK: 0000837274)
•	MFS® Variable Insurance Trust filed its Semi Annual report with the Commission via EDGAR (CIK: 0000918571)
•	Oppenheimer Variable Account Funds filed its Semi Annual report with the Commission via EDGAR (CIK: 0000752737)
•	Putnam Variable Trust filed its Semi Annual report with the Commission via EDGAR (CIK: 0000822671)
•	Columbia Funds Variable Insurance Trust I filed its Semi Annual report with the Commission via EDGAR (CIK: 0001049787)
•	Dreyfus Stock Index Fund, Inc. filed its Semi Annual report with the Commission via EDGAR (CIK: 0000890064)
•	Dreyfus Variable Investment Fund filed its Semi Annual report with the Commission via EDGAR (CIK: 0000813383)
•	JPMorgan Insurance Trust filed its Semi Annual report with the Commission via EDGAR (CIK: 0000909221)
•	Fidelity Variable Insurance Products Fund filed its Semi Annual report with the Commission via EDGAR (CIK: 0000356494; 0000831016; 0000927384)
Wells Fargo Advantage Variable Trust Funds file its Semi Annual report with the Commission via EDGARD (CIK: 0001081402)
•	Columbia Funds Variable Insurance Trust filed its Semi Annual report with the Commission via EDGAR (CIK: 0000815425)
•	Janus Aspen Series filed its Semi Annual report with the Commission via EDGAR (CIK: 0000906185)
•	Wanger Advisors Trust filed its Semi Annual report with the Commission via EDGAR (CIK: 0000929521)
•	Morgan Stanley Variable Insurance Fund, Inc. filed its Semi Annual report with the Commission via EDGAR (CIK: 0001011378)

This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30e-1 under the Act, each of the underlying management investment companies has filed or will file its Semi Annual Report with the Commission via EDGAR. To the extent necessary, these filing are incorporated herein by reference.

Very truly yours,

/s/Alison Ryan

Alison Ryan

Transamerica Life Insurance Company